SCHEDULE OF INTANGIBLE ASSETS (Details) - USD ($)	Jun. 30, 2026	Dec. 31, 2025	Dec. 31, 2024
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Less: accumulated amortization	$ (52,905)	$ (20,411)
Total intangible assets, net	142,056	144,550
GOTV Domain [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Govtext customer list and contracts	119,961	119,961
Advocacy Lab Domain [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Govtext customer list and contracts	45,000	45,000
Gov text Customer List [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Govtext customer list and contracts	$ 30,000